SERIES 1A PREFERRED STOCK (Details Narrative) - Series One A Convertible Preferred Stock [Member] - USD ($)			12 Months Ended
	Feb. 01, 2022	Jan. 04, 2021	Dec. 31, 2021	Dec. 31, 2022	Jan. 02, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common shares upon conversion of preferred stock	4,800,000		200,000
Private Placement [Member] | Initial Closing Under Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common shares upon conversion of preferred stock	2,600,000
Crowdex Investments Limited Liability Company [Member] | Private Placement [Member] | Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Original issue price per share				$ 1,000
Fixed conversion price per 10,000 common share				0.50
Liquidation, dissolution or winding up, holders to be paid out of assets, amount per share				$ 1,000
Crowdex Investments Limited Liability Company [Member] | Private Placement [Member] | Initial Closing Under Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred stock, shares outstanding (in shares)					1,300
Conversion of stock, stock converted	1,300
Tubesolar A G [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion of stock, stock converted	2,400		100
Tubesolar A G [Member] | Series One A T Two Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate number of common stock shares for private placement		2,500
Gross proceeds from issuance of private placement		$ 2,500,000